Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 08, 2016
Registrant Name	TIAA-CREF FUNDS
Central Index Key	0001084380
Amendment Flag	false
Document Creation Date	Dec. 08, 2016
Document Effective Date	Dec. 09, 2016
Prospectus Date	Dec. 09, 2016